As filed with the Securities and Exchange Commission on January 6, 2025

Securities Act Registration No. 333-171987

Investment Company Act Registration No. 811-22524

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 177	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 178	☒

PRECIDIAN ETFs TRUST

Karen Shupe

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 Mark Criscitello

301 S. State Street, Suite N002

Newtown, PA 18940

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On January 14, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until January 14, 2025, the effectiveness of the Registrant’s Post-Effective Amendment No. 174 under the Securities Act of 1933, as amended, to its Registration Statement.  Post-Effective Amendment No. 174 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the argenx SE ADRhedged™, Arm Holdings PLC ADRhedged™, ASE Technologies Holding Co. Ltd. ADRhedged™, ASML Holding NV ADRhedged™, Barclays PLC ADRhedged™, Haleon plc ADRhedged™, Honda Motor Co. Ltd. ADRhedged™, ING Groep NV ADRhedged™, Lloyds Banking Group plc ADRhedged™, Mizuho Financial Group Inc. ADRhedged™, National Grid plc ADRhedged™, Rio Tinto plc ADRhedged™, Silicon Motion Technology Corp. ADRhedged™, Sony Group Corp. ADRhedged™, STMicroelectronics NV ADRhedged™, Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged™, Unilever PLC ADRhedged™, and United Microelectronics Corp. ADRhedged™ Series. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 174 to the Registration Statement.

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Certificate of Amendment to Certificate of Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(3)	Second Amended and Restated Declaration of Trust effective August 22, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(b)	Amended B-laws

	(1)	Amended By-Laws effective August 22, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(c)	Instruments Defining Rights of Security Holders

	(1)	Second Amended and Restated Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

	(1)	Investment Management Agreement between the Registrant and Precidian Funds, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Amendment to Investment Management Agreement between the Registrant and Precidian Funds, LLC – To Be Filed by Amendment

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Amendment to Distribution Agreement between the Registrant and Foreside Fund Services, LLC – To Be Filed by Amendment

	(3)	Form of Precidian ETFs Trust Authorized Participant Agreement is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon – To Be Filed by Amendment

(h)	Other Material Contracts

(1)

Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Amendment to Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon – To Be Filed by Amendment

	(3)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(4)	Amendment to Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon – To Be Filed by Amendment

	(5)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(6)	Amendment to Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. – To Be Filed by Amendment

(i)	Legal Opinion

	(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to all series of the Precidian ETFs Trust dated September 20, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the thirteen new series of the Precidian ETFs Trust – To Be Filed by Amendment

(j)	Other Opinions - None

(k)	Omitted Financial Statements – Not Applicable
(l)	Not Applicable
(m)	Rule 12b-1 Plan

	(1)	Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Amendment to Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 of the Registrant – To Be Filed by Amendment

(n)	Rule 18f-3 Plan – Not Applicable

(o)	Reserved.

(p)	Codes of Ethics

	(1)	Code of Ethics of Registrant is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

	(2)	Code of Ethics of Precidian Funds, LLC dated August 5, 2024 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on September 20, 2024.

(q)	Other

	(1)	Power of Attorney for Mary Lou Ivey, Laura V. Morrison and Dr. David J. Urban, dated January 1, 2025 – Filed herewith.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Insurance of Officers, Trustees, and Employees” in Article IX of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.	Principal Underwriters

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.	AdvisorShares Trust
9.	AFA Private Credit Fund
10.	AGF Investments Trust
11.	AIM ETF Products Trust
12.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
13.	AlphaCentric Prime Meridian Income Fund
14.	American Century ETF Trust
15.	Amplify ETF Trust
16.	Applied Finance Dividend Fund, Series of World Funds Trust
17.	Applied Finance Explorer Fund, Series of World Funds Trust
18.	Applied Finance Select Fund, Series of World Funds Trust

19.	ARK ETF Trust
20.	ARK Venture Fund
21.	Bitwise Funds Trust
22.	Bluestone Community Development Fund
23.	BondBloxx ETF Trust
24.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
25.	Bridgeway Funds, Inc.
26.	Brinker Capital Destinations Trust
27.	Brookfield Real Assets Income Fund Inc.
28.	Build Funds Trust
29.	Calamos Antetokounmpo Global Sustainable Equities ETF, Series of Calamos ETF Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Equity Alternative ETF, Series of Calamos ETF Trust
32.	Calamos Convertible Opportunities and Income Fund
33.	Calamos Dynamic Convertible and Income Fund
34.	Calamos Global Dynamic Income Fund
35.	Calamos Global Total Return Fund
36.	Calamos Strategic Total Return Fund
37.	Carlyle Tactical Private Credit Fund
38.	Cascade Private Capital Fund
39.	Catalyst Strategic Income Opportunities Fund
40.	CBRE Global Real Estate Income Fund
41.	Center Coast Brookfield MLP & Energy Infrastructure Fund
42.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
43.	Clifford Capital International Value Fund, Series of World Funds Trust
44.	Clifford Capital Partners Fund, Series of World Funds Trust
45.	Cliffwater Corporate Lending Fund
46.	Cliffwater Enhanced Lending Fund
47.	Cohen & Steers Infrastructure Fund, Inc.
48.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
49.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
50.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
51.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
52.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
53.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust
54.	Davis Fundamental ETF Trust
55.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
56.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
57.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
58.	Defiance Quantum ETF, Series of ETF Series Solutions
59.	Denali Structured Return Strategy Fund
60.	Dividend Performers ETF, Series of Listed Funds Trust
61.	Dodge & Cox Funds
62.	DoubleLine ETF Trust
63.	DoubleLine Income Solutions Fund
64.	DoubleLine Opportunistic Credit Fund
65.	DoubleLine Yield Opportunities Fund
66.	DriveWealth ETF Trust
67.	EIP Investment Trust
68.	Ellington Income Opportunities Fund
69.	ETF Opportunities Trust
70.	Evanston Alternative Opportunities Fund
71.	Exchange Listed Funds Trust
72.	Exchange Place Advisors Trust
73.	FlexShares Trust
74.	Forum Funds
75.	Forum Funds II
76.	Forum Real Estate Income Fund

77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Hawaiian Tax-Free Trust
82.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
83.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
86.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
87.	IDX Funds
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
92.	John Hancock Exchange-Traded Fund Trust
93.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
95.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
96.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
97.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
98.	Manor Investment Funds
99.	Milliman Variable Insurance Trust
100.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
101.	Morgan Stanley ETF Trust
102.	Morningstar Funds Trust
103.	Mutual of America Investment Corporation
104.	NEOS ETF Trust
105.	Niagara Income Opportunities Fund
106.	NXG Cushing® Midstream Energy Fund
107.	Opal Dividend Income ETF, Series of Listed Funds Trust
108.	OTG Latin American Fund, Series of World Funds Trust
109.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
110.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
111.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
112.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
113.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
114.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
115.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
116.	Palmer Square Funds Trust
117.	Palmer Square Opportunistic Income Fund
118.	Partners Group Private Income Opportunities, LLC
119.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
120.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	Point Bridge America First ETF, Series of ETF Series Solutions
125.	Precidian ETFs Trust
126.	Preferred-Plus ETF, Series of Listed Funds Trust
127.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
128.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
129.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
131.	Renaissance Capital Greenwich Funds
132.	Reynolds Funds, Inc.
133.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
134.	RiverNorth Patriot ETF, Series of Listed Funds Trust

135.	RMB Investors Trust
136.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
137.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
138.	Roundhill Alerian LNG ETF, Series of Listed Funds Trust
139.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
140.	Roundhill Cannabis ETF, Series of Listed Funds Trust
141.	Roundhill ETF Trust
142.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
143.	Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
144.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
145.	Roundhill Video Games ETF, Series of Listed Funds Trust
146.	Rule One Fund, Series of World Funds Trust
147.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
148.	Six Circles Trust
149.	Sound Shore Fund, Inc.
150.	SP Funds Trust
151.	Sparrow Funds
152.	Spear Alpha ETF, Series of Listed Funds Trust
153.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
154.	STF Tactical Growth ETF, Series of Listed Funds Trust
155.	Strategic Trust
156.	Strategy Shares
157.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
158.	Tekla World Healthcare Fund
159.	Tema ETF Trust
160.	The 2023 ETF Series Trust
161.	The 2023 ETF Series Trust II
162.	The Cook & Bynum Fund, Series of World Funds Trust
163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust
170.	Tidal Trust II
171.	Tidal Trust III
172.	TIFF Investment Program
173.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
179.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
180.	Total Fund Solution
181.	Touchstone ETF Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
184.	TrueShares Active Yield ETF, Series of Listed Funds Trust
185.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
195.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
198.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
199.	U.S. Global Investors Funds
200.	Union Street Partners Value Fund, Series of World Funds Trust
201.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
202.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
203.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
204.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust
205.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
206.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust
207.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
208.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
209.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
210.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
212.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
213.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
214.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II
215.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
217.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
219.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
221.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
222.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
223.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
226.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
227.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
228.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
229.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
230.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
231.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II
232.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II
233.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
234.	Volatility Shares Trust
235.	West Loop Realty Fund, Series of Investment Managers Series Trust
236.	Wilshire Mutual Funds, Inc.
237.	Wilshire Variable Insurance Trust
238.	WisdomTree Digital Trust
239.	WisdomTree Trust
240.	WST Investment Trust
241.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President Vice President	None None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101 Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary Treasurer	None None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Precidian Funds LLC, 301 S. State Street, Suite N002, Newtown, PA 18940
b)	Administrator, Fund Accountant, Custodian, Transfer Agent	The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286
c)	Co-Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

d)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 177 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 6th day of January, 2025.

PRECIDIAN ETFS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 177 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	* Mary Lou H. Ivey	Trustee	January 6, 2025

	* Laura V. Morrison	Trustee	January 6, 2025

	*Dr. David J. Urban	Trustee	January 6, 2025

	/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	January 6, 2025
Karen M. Shupe

	/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	January 6, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed herewith as.Exhibit 99(q).

EXHIBITS

(q)	Power of Attorney for Mary Lou H. Ivey, Laura V. Morrison and Dr. David J. Urban dated January 1, 2025.